Other Borrowings - Summary of Other Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Summary of Other Borrowings [Abstract]
Advances from the FHLB	$ 45,000	$ 50,000
Other	9	26
Total	$ 45,009	$ 50,026